NET LOSS PER COMMON SHARE - 10-K	9 Months Ended
Sep. 30, 2023
Private GRI
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
NET LOSS PER COMMON SHARE	NET LOSS PER COMMON SHARE
Basic and diluted net loss per common share are calculated by dividing the net loss by the applicable weighted-average number of common shares outstanding during the period. As the Company had a net loss in each of the years ended December 31, 2022 and 2021 , diluted net loss per common share is the same as basic net loss per common share for the period because the effects of potentially dilutive securities are antidilutive.
Potentially dilutive securities not included in the diluted net loss per common share calculations because their (i) effects were antidilutive or (ii) contingent conditions have not been satisfied are as follows for the periods presented:

	December 31,
	2022	2021
Stock options	341,767	341,767
Warrants	217,388	38,461
Restricted stock subject to contingent conditions	628,377	565,234
Stock subject to put right	—	29,857
Convertible promissory note(1)	—	472,527
	1,187,532	1,447,846
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(1)The conversion price for the $500 second additional advance from May 2021 is assumed to be $7.00 per share. The conversion price for all other convertible amounts is assumed to be $9.10 per share.